Supplement to the currently effective Statements of Additional Information ("SAIs") for the following fund:

Scudder Mid Cap Growth Fund

--------------------------------------------------------------------------------

The following information amends the relevant disclosure in the "Management of the Fund - Investment Advisor" section of the SAIs:

Effective September 19, 2005, Scudder Mid Cap Growth Fund pays a monthly investment management fee, based on the average daily net assets of the fund, computed and accrued daily and payable monthly, at 1/12 of the annual rates shown below:

Average Daily Net Assets                             Fee Rate
-------------------------------------------------------------

$0 - $500 million                                    0.650%
Next $1 billion                                      0.600%
Next $2.5 billion                                    0.550%
Next $2.5 billion                                    0.540%
Next $2.5 billion                                    0.530%
Next $2.5 billion                                    0.520%
Over $11.5 billion                                   0.510%














September 30, 2005